Other Receivables- Short Term	12 Months Ended
Dec. 31, 2024
Trade and other current receivables [abstract]
Other Receivables- Short Term
Note 8:	Other Receivables- Short Term

	December 31,
	2024	2023

Government authorities	494	322
Income receivables	558	397
Prepaid expenses and other	458	722

	1,510	1,441